Contingencies and Commitments - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2022
Contingencies and Commitments [line Items]
Recovery of income tax paid	$ 629,837	$ 4,403,712	$ 3,646,382	$ 866,842	$ 944,338	$ 459,319	$ 433,815
Taretja Cuyana | Two Thousand Fourteen And Two Thousand And Sixteen
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable								$ 145,478
Tarjeta Naranja S.A.U. | Two Thousand Fourteen And Two Thousand And Sixteen
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable								580,164
Tarjeta Naranja S.A.U. | Repetition Of Income Tax For Two Thousand And Nineteen
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable								1,364,949
Tarjeta Naranja S.A.U. | Two Thousand and Fifteen
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable								149,763
Tarjeta Naranja S.A.U. | Two Thousand And Seventeen
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable								326,498
Tarjeta Naranja S.A.U. | Two Thousand And Eighteen
Contingencies and Commitments [line Items]
Income tax claims nominal value receivable								$ 973,843